Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.6	$ 2.2
Other non-current assets, accumulated depreciation	2.3	2.1
Vessels and equipment, accumulated depreciation	237.5	210.0
Deferred drydock expenditure, accumulated amortization	$ 22.3	$ 18.7
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	225,000,000
Common stock, shares issued (in shares)	43,324,702	42,646,636
Common stock, shares outstanding (in shares)	41,304,649	40,626,583
Treasury stock repurchased (in shares)	2,020,053
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%